Schedule of Investments - October 31, 2025 (unaudited)

Nebraska Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.6%)^
Education (11.7%)
NEBRASKA STATE COLLEGES 5.000% 07/01/2048 CALLABLE @ 100.000 07/01/2033	1,000,000	$1,038,840
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2043 CALLABLE @ 100.000 12/15/2031	1,165,000	1,226,605
SOUTHEAST COMMUNITY COLLEGE AREA 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2031	1,000,000	1,030,560
		3,296,005
General Obligation (52.7%)
CITY OF AURORA NE 5.000% 12/15/2028 CALLABLE @ 100.000 06/15/2026	800,000	806,400
CITY OF BELLEVUE NE 4.000% 09/15/2049 CALLABLE @ 100.000 09/15/2029	1,000,000	892,720
COUNTY OF BUTLER NE 5.000% 12/01/2043 CALLABLE @ 100.000 12/01/2028	600,000	612,312
BROKEN BOW PUBLIC SCHOOLS 4.000% 12/15/2044 CALLABLE @ 100.000 03/18/2029	500,000	469,445
CITY OF DAVID CITY NE 4.350% 06/15/2026	500,000	500,070
FREMONT SCHOOL DISTRICT 5.000% 12/15/2043 CALLABLE @ 100.000 12/15/2033	675,000	719,158
FREMONT SCHOOL DISTRICT 5.250% 12/15/2044 CALLABLE @ 100.000 12/15/2033	210,000	227,606
FREMONT SCHOOL DISTRICT 5.250% 12/15/2045 CALLABLE @ 100.000 12/15/2033	300,000	323,829
FREMONT SCHOOL DISTRICT 5.250% 12/15/2046 CALLABLE @ 100.000 12/15/2033	395,000	424,258
FREMONT SCHOOL DISTRICT 5.000% 12/15/2048 CALLABLE @ 100.000 12/15/2033	740,000	773,936
WESTSIDE COMMUNITY SCHOOLS 4.375% 12/01/2043 CALLABLE @ 100.000 12/01/2031	350,000	356,993
FILLMORE COUNTY SCHOOL DISTRICT NO 25 5.000% 06/15/2038 CALLABLE @ 100.000 06/15/2030	555,000	592,940
COUNTY OF HALL NE 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	800,000	750,136
CITY OF HARTINGTON NE 4.500% 12/15/2040 CALLABLE @ 100.000 06/15/2029	200,000	195,562
CITY OF HENDERSON NE 4.600% 12/15/2034 CALLABLE @ 100.000 12/15/2026	210,000	210,636
CITY OF HENDERSON NE 4.850% 12/15/2036 CALLABLE @ 100.000 12/15/2026	460,000	461,385
CITY OF HENDERSON NE 5.100% 12/15/2038 CALLABLE @ 100.000 12/15/2026	500,000	501,240
NANCE COUNTY SCHOOL DISTRICT NO 30 4.000% 12/15/2044 CALLABLE @ 100.000 06/15/2029	500,000	468,835
NANCE COUNTY SCHOOL DISTRICT NO 30 4.125% 12/15/2049 CALLABLE @ 100.000 06/15/2029	500,000	462,495
CITY OF NEBRASKA CITY NE 4.150% 07/15/2033 CALLABLE @ 100.000 07/15/2028	100,000	100,870
CITY OF NEBRASKA CITY NE 5.000% 07/15/2038 CALLABLE @ 100.000 07/15/2028	540,000	551,907
CITY OF NEBRASKA CITY NE 4.000% 01/15/2036 CALLABLE @ 100.000 02/22/2029	265,000	262,814
CITY OF NEBRASKA CITY NE 4.350% 01/15/2039 CALLABLE @ 100.000 02/22/2029	205,000	205,232
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.500% 12/15/2043 CALLABLE @ 100.000 11/01/2028	1,000,000	1,016,370
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.750% 12/15/2047 CALLABLE @ 100.000 11/01/2028	1,000,000	1,012,820
OTOE COUNTY SCHOOL DISTRICT NO 501/NE 4.125% 12/15/2047 CALLABLE @ 100.000 06/26/2029	500,000	473,545
PAPILLION LA VISTA SCHOOL DISTRICT NO 27 5.000% 12/01/2042 CALLABLE @ 100.000 12/01/2035	500,000	548,960
CITY OF WAHOO NE 4.750% 12/15/2033 CALLABLE @ 100.000 08/15/2026	320,000	323,213
YORK COUNTY SCHOOL DISTRICT NO 96 4.000% 12/15/2044 CALLABLE @ 100.000 08/07/2029	625,000	607,156
		14,852,843
Housing (11.5%)
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.500% 09/01/2044 CALLABLE @ 100.000 09/01/2033	1,000,000	999,280
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.700% 09/01/2049 CALLABLE @ 100.000 09/01/2033	2,000,000	1,997,860
NEBRASKA INVESTMENT FINANCE AUTHORITY 4.550% 09/01/2044 CALLABLE @ 100.000 09/01/2033	250,000	250,555
		3,247,695
Other Revenue (5.6%)
CITY OF NORTH PLATTE NE 5.000% 12/15/2034 CALLABLE @ 100.000 06/15/2030	390,000	418,798
CITY OF NORTH PLATTE NE 5.000% 12/15/2035 CALLABLE @ 100.000 06/15/2030	200,000	214,126
CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT SPECIAL TAX REVENUE 4.000% 04/15/2049 CALLABLE @ 100.000 04/15/2034	1,000,000	937,130
		1,570,054
Utilities (13.1%)
CUSTER PUBLIC POWER DISTRICT 4.125% 06/01/2039 CALLABLE @ 100.000 06/01/2029	1,000,000	1,003,240
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.400% 12/15/2029 CALLABLE @ 100.000 09/15/2026	135,000	136,181
CITY OF DAVID CITY NE ELECTRIC UTILITY REVENUE 4.550% 12/15/2034 CALLABLE @ 100.000 09/15/2026	530,000	535,777
NEBRASKA PUBLIC POWER DISTRICT 5.000% 01/01/2036 CALLABLE @ 100.000 01/01/2026	2,000,000	2,004,260
		3,679,458

TOTAL MUNICIPAL BONDS (COST: $26,598,505)		$26,646,055
OTHER ASSETS LESS LIABILITIES (5.4%)		$1,512,885
NET ASSETS (100.0%)		$28,158,940
^All portfolio securities are issued securities from the state of Nebraska.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Nebraska Municipal Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Nebraska Municipal Fund
Investments at cost	$26,598,505
Unrealized appreciation	$335,861
Unrealized depreciation	(288,311)
Net unrealized appreciation/(depreciation)*	$47,550

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Nebraska Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$26,646,055	$-	$26,646,055
Total	$-	$26,646,055	$-	$26,646,055

Schedule of Investments | Nebraska Municipal Fund | October 31, 2025 (unaudited)